Investment in Affiliates (Details)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2010 Shanghai Yidezeng Equity Investment Center	Jul. 31, 2012 Shengyuan Center item	Dec. 31, 2011 Shengyuan Center USD ($)	Dec. 31, 2010 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center	Jan. 31, 2010 Shengyuan Center Xin Zhou	Aug. 31, 2010 CRERAT USD ($)	Jul. 31, 2012 Star Capital item	Dec. 31, 2011 Star Capital USD ($)	Dec. 31, 2011 Star Capital CNY	Jan. 31, 2013 Wuling Center USD ($)	Nov. 30, 2012 Wuling Center USD ($)	Jul. 31, 2012 Wuling Center item	May 31, 2012 Wuling Center USD ($)	May 31, 2012 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	May 31, 2012 Wuling Center Xin Zhou USD ($)	May 31, 2012 Wuling Center Xin Zhou CNY	May 31, 2012 Shanghai Yidezhen Equity Investment Center
Investment in affiliates
Cash contribution made	$ 2,161,001	$ 21,567,027	$ 9,878,053			$ 5,200,000	$ 4,800,000			$ 4,669,376		$ 15,700,000	100,000,000	$ 500,000	$ 2,400,000
Ownership interest held (as a percent)								13.00%	8.00%	51.00%		3.7642%	3.7642%
Equity interest held by third parties (as a percent)										49.00%
Investment commitment																	9,500,000	60,000,000	9,500,000	60,000,000	7,200,000	45,000,000
Purchase price allocation
Ownership interest (as a percent)				51.00%																			51.00%
Percentage of vote of limited partners vote required to remove general partner without cause								50.00%								50.00%
Maximum guaranteed profits to CRERA and CREA										$ 18,119,520
Term of joint venture										8 years
Number of quarters in arrears income (loss) from equity method investment is recorded					1						1					1